INTANGIBLE ASSETS, NET - Schedule of intangible assets, net (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Intangible assets with indefinite lives:
Gross carrying value - Indefinite-lived intangible asset			¥ 495,000,000
Accumulated impairment - Indefinite-lived intangible asset			375,554,000
Net carrying value - Indefinite-lived intangible asset			119,446,000
Intangible assets with finite lives:
Less: Accumulated amortization	¥ 39,093,870		32,523,011
Net carrying value - Finite-lived intangible assets	117,720,693	$ 16,580,613	159,686,705
Gross carrying value - Total	568,701,168		567,763,716
Accumulated impairment - Total	411,886,605		375,554,000
Net carrying value - Total	117,720,693	16,580,613	159,686,705
Trademarks
Intangible assets with indefinite lives:
Gross carrying value - Indefinite-lived intangible asset	495,000,000
Accumulated impairment - Indefinite-lived intangible asset	391,580,999
Net carrying value - Indefinite-lived intangible asset	103,419,001	14,566,262
Trademarks
Intangible assets with finite lives:
Gross carrying value - Finite-lived intangible assets	41,435,000		41,435,000
Less: Accumulated amortization	11,918,554		7,298,266
Less: Accumulated impairment	20,305,606
Net carrying value - Finite-lived intangible assets	9,210,840	1,297,320	34,136,734
Technology
Intangible assets with finite lives:
Gross carrying value - Finite-lived intangible assets	4,200,000		4,200,000
Less: Accumulated amortization	1,890,000		1,470,000
Net carrying value - Finite-lived intangible assets	2,310,000	325,357	2,730,000
Network rights
Intangible assets with finite lives:
Gross carrying value - Finite-lived intangible assets	210,755		210,755
Less: Accumulated amortization	209,550		209,550
Net carrying value - Finite-lived intangible assets	1,205	170	1,205
Purchased software
Intangible assets with finite lives:
Gross carrying value - Finite-lived intangible assets	24,888,810		23,951,358
Less: Accumulated amortization	22,772,548		21,424,106
Net carrying value - Finite-lived intangible assets	2,116,262	298,069	2,527,252
Reacquired rights
Intangible assets with finite lives:
Gross carrying value - Finite-lived intangible assets	2,531,418		2,531,418
Less: Accumulated amortization	1,868,033		1,685,904
Net carrying value - Finite-lived intangible assets	663,385	$ 93,435	845,514
Others
Intangible assets with finite lives:
Gross carrying value - Finite-lived intangible assets	435,185		435,185
Less: Accumulated amortization	¥ 435,185		¥ 435,185